Finance receivables (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Finance Receivables

4B.	Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2022		2022		2021

	(In millions)
Finance receivables	US$	4,623.0	Rs.	350,386.4	Rs.	359,625.9
Less: allowance for credit losses		238.5		18,074.3		12,476.8

Total	US$	4,384.5	Rs.	332,312.1	Rs.	347,149.1

Current portion		2,915.2		220,953.5		178,680.9
Non-current portion		1,469.3		111,358.6		168,468.2

Total	US$	4,384.5	Rs.	332,312.1	Rs.	347,149.1

Summary of Changes in Allowance for Credit Losses
Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	164.6	Rs.	12,476.8	Rs.	6,513.7	Rs.	8,330.5
Allowances made during the year		172.6		13,075.9		9,579.4		6,602.1
Written off		(98.7)		(7,478.4)		(3,616.3)		(8,418.9)

Balance at the end	US$	238.5	Rs.	18,074.3	Rs.	12,476.8	Rs.	6,513.7